CONSOLIDATED BALANCE SHEETS - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Current assets
Cash and cash equivalents	$ 526,972,019	$ 488,379,894
Restricted cash	1,625,525	1,975,616
Term deposits	84,800,000	94,983,813
Short-term investments	141,251,128	70,932,713
Prepayments and other current assets	41,659,226	35,429,988
Total current assets	796,307,898	691,702,024
Non-current assets
Property and equipment, net	14,976,818	13,962,393
Intangible asset, net	728,348	896,005
Operating lease right-of-use assets	1,902,655	1,370,914
Long-term investments	82,053,772	93,698,924
Other assets	250,000	0
Total non-current assets	99,911,593	109,928,236
Total assets	896,219,491	801,630,260
Current liabilities
Accounts payable	1,066,625	957,717
Deferred revenue, current	55,178,093	58,081,649
Operating lease liabilities, current	357,525	1,012,481
Amounts due to a related party	44,177	87,156
Income taxes payable	1,319,111	9,117,261
Accrued expenses and other current liabilities	30,350,120	32,404,872
Total current liabilities	88,315,651	101,661,136
Non-current liabilities
Deferred revenue, non-current	1,837,543
Operating lease liabilities, non-current	1,095,245	13,495
Deferred income tax liabilities	2,924,137	2,148,022
Total non-current liabilities	5,856,925	2,161,517
Total liabilities	94,172,576	103,822,653
Shareholders' equity of Yalla Group Limited
Additional paid-in capital	339,199,644	328,883,061
Treasury stock	(42,497,929)	(49,438,661)
Accumulated other comprehensive loss	(1,636,586)	(3,016,579)
Retained earnings	515,197,658	427,907,766
Total shareholders' equity of Yalla Group Limited	810,278,701	704,352,124
Non-controlling interests	(8,231,786)	(6,544,517)
Total equity	802,046,915	697,807,607
Total liabilities and equity	896,219,491	801,630,260
Class A Ordinary shares [Member]
Shareholders' equity of Yalla Group Limited
Ordinary Shares	13,441	14,064
Class B Ordinary shares [Member]
Shareholders' equity of Yalla Group Limited
Ordinary Shares	$ 2,473	$ 2,473